Insurance Premiums and Service Revenue Earned (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Premiums Written and Earned [Abstract]
Direct Premiums Written, Property and Casualty	$ 313	$ 294	$ 270
Direct Premiums Earned, Property and Casualty	296	282	305
Assumed Premiums Written, Property and Casualty	2	43	61
Assumed Premiums Earned, Property and Casualty	16	54	58
Premiums Written, Gross	315	337	331
Gross Insurance Premiums Earned	312	336	363
Ceded Premiums Written, Property and Casualty	(184)	(156)	(172)
Ceded Premiums Earned, Property and Casualty	(125)	(117)	(120)
Premiums Written, Net, Property and Casualty	131	181	159
Premiums Earned, Net, Property and Casualty	187	219	243
Insurance Commissions and Fees Written	846	842	838
Insurance Commissions and Fees	753	760	769
Insurance Services Revenue Written	977	1,023	997
Insurance premiums and service revenue earned	$ 940	$ 979	$ 1,012